NOTES RELATED TO THE CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Summary of Financial Liabilities by Type (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities at beginning of period	€ 15,396	€ 16,644	€ 1,420
Collection	3,081	12,157	27,134
Increase	3,081
Fair value of embedded derivatives	0	(758)	(1,070)
Amortized cost	(6)	1,750	1,825
Conversion	0	(14,400)	(12,600)
Extinguishment of conditional advance	(5,281)
Repayment	(3,081)	0	(62)
Reclassification			0
FX rate impact	3	3	(3)
Liabilities arising from financing activities at end of period	10,112	15,396	16,644
Convertible notes
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities at beginning of period	0	2,169	0
Collection		11,423	14,155
Increase
Fair value of embedded derivatives		(758)	(1,070)
Amortized cost		1,566	1,684
Conversion		(14,400)	(12,600)
Extinguishment of conditional advance
Repayment			0
Reclassification			0
FX rate impact			0
Liabilities arising from financing activities at end of period	0	0	2,169
Conditional advances
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities at beginning of period	5,281	4,421	1,321
Collection		734	2,979
Increase
Fair value of embedded derivatives			0
Amortized cost		126	121
Conversion			0
Extinguishment of conditional advance	(5,281)
Repayment			0
Reclassification			0
FX rate impact			0
Liabilities arising from financing activities at end of period	0	5,281	4,421
Bank loans
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities at beginning of period	10,077	10,019	61
Collection			10,000
Increase
Fair value of embedded derivatives			0
Amortized cost	(6)	58	20
Conversion			0
Extinguishment of conditional advance
Repayment			(62)
Reclassification			0
FX rate impact			0
Liabilities arising from financing activities at end of period	10,071	10,077	10,019
Other
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities at beginning of period	38	35	38
Collection			0
Increase	3,081
Fair value of embedded derivatives			0
Amortized cost			0
Conversion			0
Extinguishment of conditional advance
Repayment	(3,081)		0
Reclassification			0
FX rate impact	3	3	(3)
Liabilities arising from financing activities at end of period	€ 41	€ 38	€ 35